Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	91 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Clearbridge SMASh Series EM Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Clearbridge SMASh Series EM Fund
Average Annual Return, Percent	0.17%	3.86%	1.50%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	14.73%	9.11%	5.09%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	17.18%	5.40%	3.00%